Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	May 01, 2015	Nov. 30, 2014
Class FI
Account Value [Line Items]
Line Graph and Table Measure Name	Class FI
Account Value	$ 31,126	$ 22,297	$ 19,669	$ 22,286	$ 16,818	$ 14,802	$ 13,331	$ 12,865	$ 10,399	$ 9,992		$ 10,000
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 3,109,354	2,221,624	1,954,104	2,218,613	1,670,891	1,466,195	1,317,003	1,269,490	1,023,039	979,780	$ 1,000,000
Class IS
Account Value [Line Items]
Line Graph and Table Measure Name	Class IS
Account Value	$ 3,200,257	2,285,351	2,007,680	2,276,566	1,712,624	1,502,531	1,348,295	1,299,672	1,046,850	1,003,209		1,000,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,631	25,007	22,207	24,897	19,706	16,557	14,336	13,585	11,111	10,258		10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 3,256,469	2,421,275	2,150,302	2,410,509	1,907,917	1,602,906	1,387,993	1,315,426	1,075,843	993,026	1,000,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 3,363,847	2,501,113	2,221,206	2,489,992	1,970,828	1,655,760	1,433,760	1,358,801	1,111,317	1,025,770		1,000,000
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 34,442	25,626	22,565	25,256	19,938	16,698	14,382	13,577	11,074	10,253		10,000
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 3,340,243	2,485,067	2,188,308	2,449,365	1,933,561	1,618,879	1,394,332	1,316,315	1,073,622	993,970	$ 1,000,000
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 3,445,129	$ 2,563,100	$ 2,257,022	$ 2,526,277	$ 1,994,276	$ 1,669,713	$ 1,438,115	$ 1,357,649	$ 1,107,335	$ 1,025,181		$ 1,000,000